May 6, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Transamerica Occidental Life Insurance Company - Separate Account VUL-6 Post-Effective Amendment No. 4 File Nos. 333-71956 and 811-10557


Commissioners:

On behalf of Transamerica Occidental Life Insurance Company's Separate Account VUL-6 ("Separate Account"), we are filing a certification pursuant to paragraph
(j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for certain contracts offered by the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus contained in the Form S-6 registration statement for the Separate Account (the "Registration Statement"), which was filed electronically with the Securities and Exchange Commission on April 29, 2003.

Sincerely,




David M. Goldstein
Senior Vice President
and General Counsel